DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amounts (Details) - Dec. 31, 2023 € in Millions, £ in Millions, kr in Millions, $ in Millions, $ in Billions	USD ($)	EUR (€)	GBP (£)	SEK (kr)	CLP ($)
Foreign currency forward contracts
Derivative [Line Items]
Notional amount	$ 29.6	€ 357.4	£ 9.0	kr 22.0	$ 25.6
Interest rate swap contract
Derivative [Line Items]
Notional amount	$ 700.0